Distribution Date:	03/17/23	Morgan Stanley Capital I Trust 2018-L1
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2018-L1
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Morgan Stanley & Co. Incorporated
Certificate Factor Detail	3		General Information Number	(212) 761-4700
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

Park Drive St.

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691QAA6	3.362000%	19,800,000.00	3,858,645.77	576,566.12	10,810.64	0.00	0.00	587,376.76	3,282,079.65	30.57%	30.00%
A-2	61691QAB4	4.288000%	36,700,000.00	36,700,000.00	0.00	131,141.33	0.00	0.00	131,141.33	36,700,000.00	30.57%	30.00%
A-SB	61691QAC2	4.238000%	32,900,000.00	32,900,000.00	0.00	116,191.83	0.00	0.00	116,191.83	32,900,000.00	30.57%	30.00%
A-3	61691QAD0	4.139000%	213,200,000.00	213,200,000.00	0.00	735,362.33	0.00	0.00	735,362.33	213,200,000.00	30.57%	30.00%
A-4	61691QAE8	4.407000%	312,941,000.00	312,941,000.00	0.00	1,149,275.82	0.00	0.00	1,149,275.82	312,941,000.00	30.57%	30.00%
A-S	61691QAH1	4.637000%	94,529,000.00	94,529,000.00	0.00	365,275.81	0.00	0.00	365,275.81	94,529,000.00	19.62%	19.25%
B	61691QAJ7	4.719377%	35,174,000.00	35,174,000.00	0.00	138,332.81	0.00	0.00	138,332.81	35,174,000.00	15.54%	15.25%
C	61691QAK4	4.792377%	36,273,000.00	36,273,000.00	0.00	144,861.58	0.00	0.00	144,861.58	36,273,000.00	11.34%	11.13%
D	61691QAN8	3.000000%	21,984,000.00	21,984,000.00	0.00	54,960.00	0.00	0.00	54,960.00	21,984,000.00	8.79%	8.63%
E	61691QAQ1	3.000000%	18,686,000.00	18,686,000.00	0.00	46,715.00	0.00	0.00	46,715.00	18,686,000.00	6.62%	6.50%
F-RR	61691QAT5	4.792377%	10,991,000.00	10,991,000.00	0.00	43,894.18	0.00	0.00	43,894.18	10,991,000.00	5.35%	5.25%
G-RR	61691QAV0	4.792377%	8,794,000.00	8,794,000.00	0.00	35,120.14	0.00	0.00	35,120.14	8,794,000.00	4.33%	4.25%
H-RR	61691QAX6	4.792377%	8,793,000.00	8,793,000.00	0.00	35,116.14	0.00	0.00	35,116.14	8,793,000.00	3.31%	3.25%
J-RR*	61691QAZ1	4.792377%	28,579,579.00	28,579,579.00	0.00	101,271.85	0.00	0.00	101,271.85	28,579,579.00	0.00%	0.00%
VRR Interest	BCC2HYJ60	4.792377%	21,254,129.53	20,868,820.28	13,935.85	83,031.76	0.00	0.00	96,967.61	20,854,884.43	0.00%	0.00%
V	61691QBB3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691QBC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			900,598,708.53	884,272,045.05	590,501.97	3,191,361.22	0.00	0.00	3,781,863.19	883,681,543.08

X-A	61691QAF5	0.503952%	615,541,000.00	599,599,645.77	0.00	251,807.77	0.00	0.00	251,807.77	599,023,079.65
X-B	61691QAG3	0.133037%	129,703,000.00	129,703,000.00	0.00	14,379.46	0.00	0.00	14,379.46	129,703,000.00
X-D	61691QAL2	1.792377%	40,670,000.00	40,670,000.00	0.00	60,746.65	0.00	0.00	60,746.65	40,670,000.00
Notional SubTotal			785,914,000.00	769,972,645.77	0.00	326,933.88	0.00	0.00	326,933.88	769,396,079.65

Deal Distribution Total					590,501.97	3,518,295.10	0.00	0.00	4,108,797.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691QAA6	194.88109949	29.11950101	0.54599192	0.00000000	0.00000000	0.00000000	0.00000000	29.66549293	165.76159848
A-2	61691QAB4	1,000.00000000	0.00000000	3.57333324	0.00000000	0.00000000	0.00000000	0.00000000	3.57333324	1,000.00000000
A-SB	61691QAC2	1,000.00000000	0.00000000	3.53166657	0.00000000	0.00000000	0.00000000	0.00000000	3.53166657	1,000.00000000
A-3	61691QAD0	1,000.00000000	0.00000000	3.44916665	0.00000000	0.00000000	0.00000000	0.00000000	3.44916665	1,000.00000000
A-4	61691QAE8	1,000.00000000	0.00000000	3.67249999	0.00000000	0.00000000	0.00000000	0.00000000	3.67249999	1,000.00000000
A-S	61691QAH1	1,000.00000000	0.00000000	3.86416666	0.00000000	0.00000000	0.00000000	0.00000000	3.86416666	1,000.00000000
B	61691QAJ7	1,000.00000000	0.00000000	3.93281429	0.00000000	0.00000000	0.00000000	0.00000000	3.93281429	1,000.00000000
C	61691QAK4	1,000.00000000	0.00000000	3.99364762	0.00000000	0.00000000	0.00000000	0.00000000	3.99364762	1,000.00000000
D	61691QAN8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61691QAQ1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	61691QAT5	1,000.00000000	0.00000000	3.99364753	0.00000000	0.00000000	0.00000000	0.00000000	3.99364753	1,000.00000000
G-RR	61691QAV0	1,000.00000000	0.00000000	3.99364794	0.00000000	0.00000000	0.00000000	0.00000000	3.99364794	1,000.00000000
H-RR	61691QAX6	1,000.00000000	0.00000000	3.99364722	0.00000000	0.00000000	0.00000000	0.00000000	3.99364722	1,000.00000000
J-RR	61691QAZ1	1,000.00000000	0.00000000	3.54350391	0.45014379	14.14303479	0.00000000	0.00000000	3.54350391	1,000.00000000
VRR Interest	BCC2HYJ60	981.87132296	0.65567729	3.90661776	0.01463010	0.45966408	0.00000000	0.00000000	4.56229505	981.21564567
V	61691QBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691QBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691QAF5	974.10188074	0.00000000	0.40908367	0.00000000	0.00000000	0.00000000	0.00000000	0.40908367	973.16519883
X-B	61691QAG3	1,000.00000000	0.00000000	0.11086451	0.00000000	0.00000000	0.00000000	0.00000000	0.11086451	1,000.00000000
X-D	61691QAL2	1,000.00000000	0.00000000	1.49364765	0.00000000	0.00000000	0.00000000	0.00000000	1.49364765	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/23 - 02/28/23	30	0.00	10,810.64	0.00	10,810.64	0.00	0.00	0.00	10,810.64	0.00
A-2	02/01/23 - 02/28/23	30	0.00	131,141.33	0.00	131,141.33	0.00	0.00	0.00	131,141.33	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	116,191.83	0.00	116,191.83	0.00	0.00	0.00	116,191.83	0.00
A-3	02/01/23 - 02/28/23	30	0.00	735,362.33	0.00	735,362.33	0.00	0.00	0.00	735,362.33	0.00
A-4	02/01/23 - 02/28/23	30	0.00	1,149,275.82	0.00	1,149,275.82	0.00	0.00	0.00	1,149,275.82	0.00
X-A	02/01/23 - 02/28/23	30	0.00	251,807.77	0.00	251,807.77	0.00	0.00	0.00	251,807.77	0.00
X-B	02/01/23 - 02/28/23	30	0.00	14,379.46	0.00	14,379.46	0.00	0.00	0.00	14,379.46	0.00
A-S	02/01/23 - 02/28/23	30	0.00	365,275.81	0.00	365,275.81	0.00	0.00	0.00	365,275.81	0.00
B	02/01/23 - 02/28/23	30	0.00	138,332.81	0.00	138,332.81	0.00	0.00	0.00	138,332.81	0.00
C	02/01/23 - 02/28/23	30	0.00	144,861.58	0.00	144,861.58	0.00	0.00	0.00	144,861.58	0.00
X-D	02/01/23 - 02/28/23	30	0.00	60,746.65	0.00	60,746.65	0.00	0.00	0.00	60,746.65	0.00
D	02/01/23 - 02/28/23	30	0.00	54,960.00	0.00	54,960.00	0.00	0.00	0.00	54,960.00	0.00
E	02/01/23 - 02/28/23	30	0.00	46,715.00	0.00	46,715.00	0.00	0.00	0.00	46,715.00	0.00
F-RR	02/01/23 - 02/28/23	30	0.00	43,894.18	0.00	43,894.18	0.00	0.00	0.00	43,894.18	0.00
G-RR	02/01/23 - 02/28/23	30	0.00	35,120.14	0.00	35,120.14	0.00	0.00	0.00	35,120.14	0.00
H-RR	02/01/23 - 02/28/23	30	0.00	35,116.14	0.00	35,116.14	0.00	0.00	0.00	35,116.14	0.00
J-RR	02/01/23 - 02/28/23	30	389,780.41	114,136.77	0.00	114,136.77	12,864.92	0.00	0.00	101,271.85	404,201.98
VRR Interest	02/01/23 - 02/28/23	30	9,421.18	83,342.72	0.00	83,342.72	310.95	0.00	0.00	83,031.76	9,769.76
Totals			399,201.59	3,531,470.98	0.00	3,531,470.98	13,175.87	0.00	0.00	3,518,295.10	413,971.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	4,108,797.07
VRR Interest Available Funds Amount	96,967.61
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,311,730.36	Master Servicing Fee	8,575.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,536.53
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	343.88
ARD Interest	0.00	Operating Advisor Fee	1,203.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	206.33
Extension Interest	0.00
Interest Reserve Withdrawal	235,606.25
Total Interest Collected	3,547,336.61	Total Fees	15,865.59

Principal		Expenses/Reimbursements
Scheduled Principal	590,501.97	Reimbursement for Interest on Advances	1.71
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,174.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	590,501.97	Total Expenses/Reimbursements	13,175.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,518,295.10
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	590,501.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,108,797.07
Total Funds Collected	4,137,838.58	Total Funds Distributed	4,137,838.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	884,272,045.59	884,272,045.59	Beginning Certificate Balance	884,272,045.05
(-) Scheduled Principal Collections	590,501.97	590,501.97	(-) Principal Distributions	590,501.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	883,681,543.62	883,681,543.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	884,272,045.59	884,272,045.59	Ending Certificate Balance	883,681,543.08
Ending Actual Collateral Balance	883,681,543.62	883,681,543.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.54)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.54)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,500,000.00	0.85%	6	5.8170	NAP	Defeased	1	7,500,000.00	0.85%	6	5.8170	NAP
	10,000,000 or less	26	163,551,846.84	18.51%	66	5.1524	2.009669	1.40 or less	7	117,986,513.74	13.35%	66	5.1735	1.172188
10,000,001 to 20,000,000		11	173,420,024.89	19.62%	65	4.7525	1.834368	1.41 to 1.60	8	127,499,512.17	14.43%	52	5.2205	1.470605
20,000,001 to 30,000,000		7	177,372,337.57	20.07%	56	5.0031	1.829869	1.61 to 1.80	10	132,643,552.69	15.01%	65	4.7685	1.673356
30,000,001 to 40,000,000		3	106,864,793.61	12.09%	66	4.8423	1.631793	1.81 to 2.00	11	251,660,086.51	28.48%	65	4.5107	1.909484
40,000,001 to 55,000,000		3	134,972,540.71	15.27%	65	4.6928	1.599020	2.01 to 2.20	6	130,384,530.14	14.75%	64	4.6399	2.128068
	55,000,001 or greater	2	120,000,000.00	13.58%	63	4.2181	2.030000	2.21 or greater	10	116,007,348.37	13.13%	65	4.8503	2.580892
	Totals	53	883,681,543.62	100.00%	63	4.8150	1.830042	Totals	53	883,681,543.62	100.00%	63	4.8150	1.830042
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	7,500,000.00	0.85%	6	5.8170	NAP
							Defeased	1	7,500,000.00	0.85%	6	5.8170	NAP
Alabama	2	32,378,753.43	3.66%	63	4.4943	1.954166
							Industrial	8	64,653,847.02	7.32%	64	4.8593	1.983717
Arizona	9	67,535,686.50	7.64%	66	4.8766	1.905642
							Lodging	12	115,609,928.30	13.08%	65	4.9726	1.811029
California	10	131,434,220.47	14.87%	64	4.5588	1.887190
							Mixed Use	8	97,244,872.19	11.00%	66	4.9154	1.629159
Connecticut	1	3,500,000.00	0.40%	66	5.2700	1.720000
							Multi-Family	5	67,850,000.00	7.68%	63	4.3067	2.032034
Florida	9	113,054,892.34	12.79%	64	4.5354	2.132608
							Office	13	223,419,046.48	25.28%	57	4.9879	1.734948
Georgia	2	46,756,958.34	5.29%	66	4.8805	1.281141
							Retail	27	276,924,973.18	31.34%	65	4.6331	1.913476
Illinois	3	19,027,278.58	2.15%	63	4.6965	1.843218
							Self Storage	4	30,478,876.43	3.45%	66	5.0741	1.763048
Indiana	2	35,618,134.88	4.03%	16	4.9861	1.548959
							Totals	78	883,681,543.62	100.00%	63	4.8150	1.830042
Louisiana	1	9,800,000.00	1.11%	65	4.8200	1.480000

Massachusetts	2	17,226,941.34	1.95%	64	4.4149	1.589759

Michigan	2	15,630,959.17	1.77%	66	5.3928	1.572619

Minnesota	1	41,118,456.39	4.65%	66	5.1360	1.300000

Missouri	1	40,000,000.00	4.53%	65	4.4330	2.400000

Nevada	2	18,072,000.00	2.05%	64	4.5740	2.251554

New Jersey	9	39,967,219.67	4.52%	67	5.5252	1.460834

New York	7	108,198,204.25	12.24%	66	5.0092	1.495173

Ohio	3	45,910,000.00	5.20%	64	4.7465	2.228488

Pennsylvania	1	30,000,000.00	3.39%	65	4.7000	1.980000

Tennessee	2	20,650,000.00	2.34%	66	5.2100	2.230000

Texas	5	28,496,748.89	3.22%	67	5.2204	2.085348

Utah	1	6,700,000.00	0.76%	66	4.8090	2.330000

Washington, DC	2	5,105,089.37	0.58%	64	4.2850	1.630000

Totals	78	883,681,543.62	100.00%	63	4.8150	1.830042

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,500,000.00	0.85%	6	5.8170	NAP	Defeased	1	7,500,000.00	0.85%	6	5.8170	NAP
	4.4999% or less	7	255,660,526.00	28.93%	63	4.1887	1.974206	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	16	287,990,914.10	32.59%	60	4.8444	1.839695	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	29	332,530,103.52	37.63%	66	5.2486	1.716032	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	883,681,543.62	100.00%	63	4.8150	1.830042	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	52	876,181,543.62	99.15%	63	4.8064	1.832011
								Totals	53	883,681,543.62	100.00%	63	4.8150	1.830042
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,500,000.00	0.85%	6	5.8170	NAP	Defeased	1	7,500,000.00	0.85%	6	5.8170	NAP
	60 months or less	1	30,000,000.00	3.39%	7	4.8974	1.560000	Interest Only	24	483,315,526.00	54.69%	61	4.6084	1.944562
	61 months or greater	51	846,181,543.62	95.76%	65	4.8032	1.841655	300 months or less	3	14,167,757.62	1.60%	66	5.4441	1.648121
	Totals	53	883,681,543.62	100.00%	63	4.8150	1.830042	301 months or greater	25	378,698,260.00	42.85%	66	5.0354	1.695247
								Totals	53	883,681,543.62	100.00%	63	4.8150	1.830042
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	7,500,000.00	0.85%	6	5.8170	NAP			No outstanding loans in this group
Underwriter's Information		3	47,530,000.00	5.38%	67	5.4013	1.689983
	12 months or less	47	798,626,543.62	90.37%	63	4.7660	1.846100
	13 months to 24 months	1	9,800,000.00	1.11%	65	4.8200	1.480000
	25 months or greater	1	20,225,000.00	2.29%	66	5.0000	1.780000
	Totals	53	883,681,543.62	100.00%	63	4.8150	1.830042
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30315075	RT	Aventura	FL	Actual/360	4.121%	192,325.00	0.00	0.00	N/A	07/01/28	--	60,000,000.00	60,000,000.00	03/01/23
2	30315076	Various Various		Various	Actual/360	4.315%	201,366.67	0.00	0.00	N/A	05/01/28	--	60,000,000.00	60,000,000.00	03/01/23
3A6	30315077	Various Various		Various	Actual/360	4.285%	170,582.52	0.00	0.00	N/A	07/07/28	--	51,183,285.44	51,183,285.44	03/07/23
3B2	30315078	Various Various		Various	Actual/360	4.285%	14,921.65	0.00	0.00	N/A	07/07/28	--	4,477,240.56	4,477,240.56	03/07/23
4	30315079	LO	Various	Various	Actual/360	4.755%	158,114.04	81,982.39	0.00	N/A	09/01/28	--	42,752,781.27	42,670,798.88	03/01/23
5	30315081	OF	Bloomington	MN	Actual/360	5.136%	164,512.01	64,456.87	0.00	N/A	09/06/28	--	41,182,913.26	41,118,456.39	03/06/23
6A1A3	30315082	MF	San Francisco	CA	Actual/360	3.722%	57,894.95	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	03/06/23
6A1A4	30315083	MF	San Francisco	CA	Actual/360	3.722%	57,894.95	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	03/06/23
7	30315084	RT	Frontenac	MO	Actual/360	4.433%	137,915.56	0.00	0.00	N/A	08/01/28	--	40,000,000.00	40,000,000.00	03/01/23
8	30315087	MU	Greenlawn	NY	Actual/360	5.190%	143,994.38	64,981.57	0.00	N/A	10/01/28	--	35,671,605.43	35,606,623.86	03/01/23
9A1	30315088	RT	Goodyear	AZ	Actual/360	4.800%	71,850.30	33,082.77	0.00	N/A	08/01/28	--	19,245,616.08	19,212,533.31	03/01/23
9A2	30315132	RT	Goodyear	AZ	Actual/360	4.800%	55,055.29	25,349.68	0.00	N/A	08/01/28	--	14,746,953.12	14,721,603.44	03/01/23
10	30315089	LO	Atlanta	GA	Actual/360	4.970%	121,044.74	55,501.84	0.00	N/A	09/06/28	--	31,313,671.59	31,258,169.75	03/06/23
11	30315090	OF	Indianapolis	IN	Actual/360	4.897%	114,272.67	0.00	0.00	N/A	10/01/23	--	30,000,000.00	30,000,000.00	03/01/23
12	30315092	OF	Canonsburg	PA	Actual/360	4.700%	109,666.67	0.00	0.00	N/A	08/06/28	--	30,000,000.00	30,000,000.00	03/06/23
13	30315093	OF	Rochester	NY	Actual/360	5.440%	116,182.43	41,746.04	0.00	N/A	08/01/28	--	27,459,083.61	27,417,337.57	03/01/23
14	30315094	OF	Columbus	OH	Actual/360	4.942%	102,062.63	0.00	0.00	N/A	08/06/28	--	26,550,000.00	26,550,000.00	03/06/23
15A4	30315095	LO	Key Largo	FL	Actual/360	5.144%	38,496.76	16,068.90	0.00	N/A	06/06/28	--	9,622,051.66	9,605,982.76	03/06/23
15A5	30315096	LO	Key Largo	FL	Actual/360	5.144%	38,496.76	16,068.90	0.00	N/A	06/06/28	--	9,622,051.66	9,605,982.76	03/06/23
15A6	30315097	LO	Key Largo	FL	Actual/360	5.144%	19,248.38	8,034.45	0.00	N/A	06/06/28	--	4,811,025.83	4,802,991.38	03/06/23
16A2	30315038	Various Various		NJ	Actual/360	5.853%	68,285.00	0.00	0.00	N/A	10/06/28	--	15,000,000.00	15,000,000.00	03/06/23
16A5	30315041	Various Various		NJ	Actual/360	5.853%	45,523.33	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	03/06/23
17	30315098	RT	Various	AZ	Actual/360	4.900%	85,864.33	0.00	0.00	N/A	10/01/28	--	22,530,000.00	22,530,000.00	03/01/23
18	30315099	MF	Memphis	TN	Actual/360	5.210%	83,678.39	0.00	0.00	N/A	09/06/28	--	20,650,000.00	20,650,000.00	03/06/23
19	30315100	SS	Various	NY	Actual/360	5.000%	78,652.78	0.00	0.00	N/A	09/01/28	--	20,225,000.00	20,225,000.00	03/01/23
20	30315101	MU	Mammoth Lakes	CA	Actual/360	4.960%	70,211.56	0.00	0.00	N/A	09/06/28	--	18,200,000.00	18,200,000.00	03/06/23
21	30315102	IN	Chatsworth	CA	Actual/360	5.020%	66,375.56	0.00	0.00	N/A	09/01/28	--	17,000,000.00	17,000,000.00	03/01/23
22	30315103	RT	Statesboro	GA	Actual/360	4.700%	56,754.93	26,875.42	0.00	N/A	09/01/28	--	15,525,664.01	15,498,788.59	03/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	30315104	RT	Chino Hills	CA	Actual/360	5.175%	52,325.00	0.00	0.00	N/A	06/01/28	--	13,000,000.00	13,000,000.00	03/01/23
24	30315105	OF	Bloomfield Hills	MI	Actual/360	5.350%	44,824.92	19,392.65	0.00	N/A	09/06/28	--	10,772,344.10	10,752,951.45	03/06/23
25	30315106	IN	Riverview	FL	Actual/360	5.119%	40,013.15	15,758.93	0.00	N/A	09/06/28	--	10,049,907.03	10,034,148.10	03/06/23
26	30315107	LO	New Orleans	LA	Actual/360	4.820%	36,739.11	0.00	0.00	N/A	08/06/28	--	9,800,000.00	9,800,000.00	03/06/23
27	30315108	RT	Madison	AL	Actual/360	5.000%	33,009.58	13,425.49	0.00	N/A	10/01/28	--	8,488,178.92	8,474,753.43	03/01/23
28	30315109	RT	Escondido	CA	Actual/360	5.018%	33,564.84	0.00	0.00	N/A	10/01/28	--	8,600,000.00	8,600,000.00	03/01/23
29	30315110	LO	San Antonio	TX	Actual/360	5.830%	35,753.05	18,766.63	0.00	N/A	10/01/28	--	7,884,769.41	7,866,002.78	03/01/23
30	30315111	MF	Hawthorne	CA	Actual/360	5.817%	33,932.50	0.00	0.00	N/A	09/06/23	--	7,500,000.00	7,500,000.00	03/06/23
31	30315112	MU	Sewell	NJ	Actual/360	5.230%	28,578.30	12,744.12	0.00	N/A	10/06/28	--	7,025,531.59	7,012,787.47	03/06/23
32	30315113	RT	Austin	TX	Actual/360	5.058%	28,534.18	10,831.91	0.00	N/A	10/06/28	--	7,253,223.38	7,242,391.47	03/06/23
33	30315114	MF	Las Vegas	NV	Actual/360	4.965%	27,804.00	0.00	0.00	N/A	09/01/28	--	7,200,000.00	7,200,000.00	03/01/23
34	30315115	RT	Oro Valley	AZ	Actual/360	5.160%	25,876.57	11,841.76	0.00	N/A	09/01/28	--	6,447,649.96	6,435,808.20	03/01/23
35	30315116	RT	Sandy	UT	Actual/360	4.809%	25,060.23	0.00	0.00	N/A	09/06/28	--	6,700,000.00	6,700,000.00	03/06/23
36	30315117	SS	Indianapolis	IN	Actual/360	5.460%	23,900.88	10,016.03	0.00	N/A	09/01/28	--	5,628,150.91	5,618,134.88	03/01/23
37	30315118	MU	Palm Beach Gardens	FL	Actual/360	5.199%	21,548.76	9,747.04	0.00	N/A	09/06/28	--	5,329,014.08	5,319,267.04	03/06/23
38	30315119	OF	San Diego	CA	Actual/360	4.755%	20,710.67	0.00	0.00	N/A	09/06/28	--	5,600,000.00	5,600,000.00	03/06/23
39	30315120	MU	Los Angeles	CA	Actual/360	5.250%	22,458.33	0.00	0.00	N/A	10/06/28	--	5,500,000.00	5,500,000.00	03/06/23
40	30315121	RT	Taylor	MI	Actual/360	5.487%	20,854.53	8,628.10	0.00	N/A	10/06/28	--	4,886,635.82	4,878,007.72	03/06/23
41	30315122	RT	Chicago	IL	Actual/360	5.350%	21,429.72	0.00	0.00	N/A	08/01/28	--	5,150,000.00	5,150,000.00	03/01/23
42	30315123	SS	Glendale	AZ	Actual/360	4.930%	17,809.31	8,818.27	0.00	N/A	07/01/28	--	4,644,559.82	4,635,741.55	03/01/23
43	30315124	RT	Houston	TX	Actual/360	5.320%	19,137.22	0.00	0.00	N/A	09/06/28	--	4,625,000.00	4,625,000.00	03/06/23
44	30315125	IN	Westerville	OH	Actual/360	5.000%	17,888.89	0.00	0.00	N/A	08/01/28	--	4,600,000.00	4,600,000.00	03/01/23
45	30315126	RT	Carbondale	IL	Actual/360	4.880%	12,989.30	8,960.26	0.00	N/A	08/01/28	--	3,422,238.84	3,413,278.58	03/01/23
46	30315127	RT	Rocky Hill	CT	Actual/360	5.270%	14,346.11	0.00	0.00	N/A	09/01/28	--	3,500,000.00	3,500,000.00	03/01/23
47	30315128	RT	Worcester	MA	Actual/360	5.060%	11,396.97	7,421.95	0.00	N/A	09/01/28	--	2,895,898.21	2,888,476.26	03/01/23
Totals							3,311,730.36	590,501.97	0.00				884,272,045.59	883,681,543.62
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	137,907,617.00	143,622,399.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,209,965.56	24,595,899.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A6	57,565,920.09	53,944,668.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3B2	57,565,920.09	53,944,668.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,107,992.99	10,591,792.57	01/01/22	12/31/22	12/12/22	0.00	0.00	0.00	0.00	0.00	0.00
5	3,887,251.87	3,689,867.29	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1A3	25,551,678.75	23,452,100.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1A4	25,551,678.75	23,452,100.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,031,197.40	11,409,818.12	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,086,982.00	3,702,353.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	4,380,396.00	4,578,102.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	4,380,396.00	4,578,102.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,498,347.49	2,218,993.84	08/01/21	07/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,668,642.75	6,371,298.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	9,381,803.00	9,282,136.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,208,596.00	4,182,498.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,998,203.00	3,017,573.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15A4	17,244,239.01	19,776,183.34	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15A5	17,244,239.01	19,776,183.34	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15A6	17,244,239.01	19,776,183.34	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	8,162,454.13	10,938,675.56	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A5	8,162,454.13	10,938,675.56	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,138,344.04	3,484,312.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,524,658.85	2,613,762.76	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	923,614.00	2,379,952.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,597,571.12	1,991,169.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,269,492.00	1,634,007.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,963,058.73	2,188,037.61	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	8,068,262.01	8,835,989.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,994,366.33	1,889,440.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,391,495.18	1,472,430.65	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	920,646.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	763,296.00	867,400.39	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	633,111.00	761,141.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	806,771.00	1,436,081.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	783,533.13	598,390.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	926,804.65	1,109,622.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	700,348.40	903,271.62	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	714,158.74	762,348.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	777,198.15	759,626.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	595,381.00	617,134.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	550,042.18	641,944.87	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	876,618.41	957,445.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	692,243.23	627,462.19	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	563,254.54	500,663.92	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	423,395.72	480,189.59	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	621,443.00	653,196.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	511,897.65	488,409.32	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	758,371.19	764,265.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	397,631.08	389,041.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	335,832.47	345,128.36	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	340,276.24	326,218.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	493,603,330.63	508,318,356.75				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815019%	4.791950%	63
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815191%	4.792123%	64
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815319%	4.792251%	65
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815446%	4.792378%	66
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815586%	4.792519%	67
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815712%	4.792645%	68
09/16/22	0	0.00	0	0.00	1	43,085,304.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815849%	4.792782%	69
08/17/22	0	0.00	0	0.00	1	43,148,724.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815970%	4.792905%	70
07/15/22	0	0.00	0	0.00	1	43,211,886.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.816092%	4.793027%	71
06/17/22	0	0.00	0	0.00	1	43,280,483.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.816226%	4.793162%	72
05/17/22	0	0.00	0	0.00	1	43,343,108.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.816346%	4.793282%	73
04/18/22	0	0.00	0	0.00	1	43,411,187.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.816479%	4.793417%	74
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		7,500,000	7,500,000	0		0
7 - 12 Months		30,000,000	30,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		846,181,544	846,181,544	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	883,681,544	883,681,544	0	0	0	0
Feb-23	884,272,046	884,272,046	0	0	0	0
Jan-23	884,718,225	884,718,225	0	0	0	0
Dec-22	885,162,465	885,162,465	0	0	0	0
Nov-22	885,652,220	885,652,220	0	0	0	0
Oct-22	886,092,401	886,092,401	0	0	0	0
Sep-22	886,569,621	843,484,317	0	0	43,085,304	0
Aug-22	886,998,212	843,849,488	0	0	43,148,725	0
Jul-22	887,424,941	844,213,055	0	0	43,211,886	0
Jun-22	887,896,557	844,616,073	0	0	43,280,484	0
May-22	888,319,381	844,976,273	0	0	43,343,108	0
Apr-22	888,787,234	845,376,047	0	0	43,411,188	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30315079	42,670,798.88	42,670,798.88	129,000,000.00	09/01/22	9,391,664.49	1.85000	12/31/22	09/01/28	305
16A2	30315038	15,000,000.00	15,000,000.00	142,750,000.00	--	8,225,276.55	1.44664	05/31/18	10/06/28	I/O
16A5	30315041	10,000,000.00	10,000,000.00	142,750,000.00	--	8,225,276.55	1.44664	05/31/18	10/06/28	I/O
Totals		67,670,798.88	67,670,798.88	414,500,000.00		25,842,217.59

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing	Comments
4	30315079	LO	Various	03/09/21	1

2/17/2023 - Loan transferred to Special Servicing on 03/09/21 due to payment default. Borrower has been making partial payments and the loan is next due for the 3/1/2023 payment. Loan is secured by a six-property hotel portfolio located throughout the U.S . Special Servicer is working with the Borrower on a potential loan modification but has engaged counsel to move forward with acceleration remedies if a deal can’t be reached. The Borrower has been sending in funds for each hotel on a monthly basis to he lp cover outstanding advances, but the loan still remains in default.

16A2	30315038	Various	NJ	12/01/22	98

3/1/23: Collateral is a 641k sf office and industrial portfolio in NJ. Loan transferred for monetary defaults other than monthly payments. Lender has sent a notice of default and is reviewing next steps. Lender and Borrower are discussing terms.

16A5	30315041	Various	NJ	12/01/22	98

3/1/23: Collateral is a 641k sf office and industrial portfolio in NJ. Loan transferred for monetary defaults other than monthly payments. Lender has sent a notice of default and is reviewing next steps. Lender and Borrower are discussing terms.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30315079	44,848,809.85	4.75500%	44,848,809.85	4.75500%	8	06/02/20	05/01/20	06/10/20
4	30315079	44,615,617.16	4.75500%	44,615,617.16	4.75500%	8	09/03/20	08/01/20	09/18/20
23	30315104	0.00	5.17500%	0.00	5.17500%	8	10/30/20	06/01/20	11/25/20
29	30315110	8,358,607.64	5.83000%	8,358,607.64	5.83000%	8	05/08/20	05/01/20	05/19/20
32	30315113	7,285,000.00	5.05800%	7,285,000.00	5.05800%	10	04/30/20	05/06/20	05/01/20
Totals		60,259,224.80		60,259,224.80
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,313.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16A2	0.00	0.00	2,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16A5	0.00	0.00	1,944.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.71	0.00	0.00	0.00
Total	0.00	0.00	13,174.15	0.00	0.00	0.00	0.00	0.00	1.71	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,175.86

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2018-L1 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan

Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27